UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                             Market
                                                                                             Value
                                                                                   Shares    (000)
----------------------------------------------------------------------------------------------------
COMMON STOCK (85.5%)

BANKS (7.5%)
   Bay View Capital .........................................................      94,900   $  1,502
   Compass Bancshares .......................................................       5,700        275
   First Horizon National ...................................................     156,400      6,379
   North Fork Bancorporation ................................................     212,550      5,822
   TF Financial .............................................................      32,000        896
   US Bancorp ...............................................................      65,000      1,954
   Washington Mutual ........................................................     110,396      4,690
                                                                                            --------
                                                                                              21,518
                                                                                            --------
CONSUMER PRODUCTS (11.6%)
   Dorel Industries, Cl B* ..................................................     199,800      6,036
   Kimberly-Clark ...........................................................      93,600      5,968
   Mattel ...................................................................     362,400      6,759
   Reckitt Benckiser++ ......................................................     310,800      9,357
   Unilever ADR .............................................................     132,400      5,167
                                                                                            --------
                                                                                              33,287
                                                                                            --------
DIVERSIFIED OPERATIONS (5.6%)
   3M .......................................................................     108,800      8,160
   Berkshire Hathaway, Cl A* ................................................          41      3,424
   Berkshire Hathaway, Cl B* ................................................       1,631      4,537
                                                                                            --------
                                                                                              16,121
                                                                                            --------
ENERGY SERVICES (2.6%)
   Nabors Industries* .......................................................     114,400      7,488
                                                                                            --------
FOOD, BEVERAGE & TOBACCO (2.5%)
   McCormick ................................................................      87,450      3,042
   Nestle ADR ...............................................................      60,000      4,126
                                                                                            --------
                                                                                               7,168
                                                                                            --------



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                             Market
                                                                                             Value
                                                                                   Shares    (000)
----------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTH CARE PRODUCTS (7.1%)
   Abbott Laboratories ......................................................     104,100   $  4,854
   Baxter International .....................................................     180,400      7,084
   Pfizer ...................................................................     314,740      8,341
                                                                                            --------
                                                                                              20,279
                                                                                            --------
HEALTH CARE SERVICES (6.6%)
   Cardinal Health ..........................................................      39,200      2,335
   HCA ......................................................................     182,500      8,988
   IMS Health ...............................................................      39,426      1,074
   UnitedHealth Group .......................................................     126,004      6,590
                                                                                            --------
                                                                                              18,987
                                                                                            --------
INFORMATION SERVICES (5.2%)
   Amdocs* ..................................................................     237,500      7,051
   First Data ...............................................................     189,850      7,811
                                                                                            --------
                                                                                              14,862
                                                                                            --------
INSURANCE (5.1%)
   Leucadia National ........................................................     131,205      5,189
   Marsh & McLennan .........................................................     125,100      3,624
   Phoenix ..................................................................     260,000      3,276
   UnumProvident ............................................................     138,700      2,656
                                                                                            --------
                                                                                              14,745
                                                                                            --------
LEASING & RENTING (2.3%)
   Ryder System .............................................................     169,400      6,605
                                                                                            --------
MEDIA (11.9%)
   Discovery Holding, Cl A* .................................................     582,367      8,310
   Gannett ..................................................................      90,500      6,603
   Harte-Hanks ..............................................................     286,450      7,791
   Liberty Media, Cl A* .....................................................     291,672      2,564
   Liberty Global, Cl A* ....................................................     188,731      8,953
                                                                                            --------
                                                                                              34,221
                                                                                            --------
PROFESSIONAL SERVICES (2.3%)
   Gartner* .................................................................      46,662        484
   Rentokil Initial*++ ......................................................   2,191,047      6,008
                                                                                            --------
                                                                                               6,492
                                                                                            --------



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                               Shares/Face   Market
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

RETAIL (13.5%)

   Autozone* ................................................................      65,300   $  6,363
   CVS ......................................................................     325,900     10,113
   Dollar General ...........................................................     292,693      5,947
   Lowe's ...................................................................     133,600      8,847
   RadioShack ...............................................................     331,600      7,783
                                                                                            --------
                                                                                              39,053
                                                                                            --------
TELEPHONES & TELECOMMUNICATIONS (1.4%)
   US Cellular* .............................................................      76,800      4,005
                                                                                            --------
UTILITIES (0.3%)
   Florida Public Utilities .................................................      60,500        907
                                                                                            --------
TOTAL COMMON STOCK
  (Cost $183,777) ...........................................................                245,738
                                                                                            --------

WARRANTS (0.0%)
   Washington Mutual*(A) ....................................................      70,900         12
                                                                                            --------
TOTAL WARRANTS
  (Cost $0) .................................................................                     12
                                                                                            --------

CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07 ......................................................   $     314        307
                                                                                            --------
TOTAL CONVERTIBLE BONDS
  (Cost $314) ...............................................................                    307
                                                                                            --------

CORPORATE OBLIGATIONS (7.1%)
   Ameritech Capital Funding
      9.100%, 06/01/16 ......................................................         700        846
   Aramark Services
      7.000%, 07/15/06 ......................................................         160        163
   Aramark Services (continued)
      7.000%, 05/01/07 ......................................................          10         10
      6.375%, 02/15/08 ......................................................         190        197
   Archstone-Smith Trust
      7.250%, 08/15/09 ......................................................         321        323
   Blyth
      7.900%, 10/01/09 ......................................................         100        109




SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                  Face
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
   Blyth (continued)
      5.500%, 11/01/13 ......................................................   $     950   $    932
   Colgate-Palmolive MTN, Ser D
      7.840%, 05/15/07 ......................................................         235        249
   Ford Motor Credit
      6.875%, 02/01/06 ......................................................         800        808
   General Electric Capital
      8.125%, 05/15/12 ......................................................         400        473
   General Electric Capital MTN
      5.000%, 12/15/12 ......................................................         450        444
   General Motors, Ser 91-A2
      8.950%, 07/02/09 ......................................................         140        146
   GTE, MBIA Insured
      6.460%, 04/15/08 ......................................................         600        625
   HRPT Properties Trust
      6.500%, 01/15/13 ......................................................         500        537
   IDEX
      6.875%, 02/15/08 ......................................................       1,185      1,238
   Ingersoll-Rand
      6.391%, 11/15/27 ......................................................         595        682
   Lubrizol
      5.875%, 12/01/08 ......................................................         245        252
   May Department Stores
      9.750%, 02/15/21 ......................................................         332        416
   McCormick MTN, Ser A
      6.240%, 02/01/06 ......................................................         250        253
   Midamerican Energy MTN
      6.375%, 06/15/06 ......................................................         100        102
   Mohawk Industries, Ser D
      7.200%, 04/15/12 ......................................................       1,400      1,567
   Procter & Gamble ESOP, Ser A
      9.360%, 01/01/21 ......................................................       1,100      1,436
   Ryder System
      4.625%, 04/01/10 ......................................................       1,000        983
   Simon Property Group
      6.875%, 11/15/06 ......................................................         400        409
   Southwestern Bell Telephone MTN, Ser C
      6.970%, 08/07/06 ......................................................         500        511
   Thermo Electron
      7.625%, 10/30/08 ......................................................         500        541



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                  Face
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
   Transamerica Finance MTN, Ser E
      7.140%, 08/15/05 ......................................................   $     565   $    566
   UST
      7.250%, 06/01/09 ......................................................         500        542
      6.625%, 07/15/12 ......................................................       1,000      1,095
   Waddell & Reed Financial
      7.500%, 01/18/06 ......................................................         255        259
   Wal-Mart
      8.850%, 01/02/15 ......................................................         450        556
   Wal-Mart Stores, Ser 94-B3
      8.800%, 12/30/14 ......................................................         500        621
   Weingarten Realty Investors MTN, Ser A
      6.107%, 07/15/13 ......................................................         700        746
   Whirlpool
      7.750%, 07/15/16 ......................................................       1,000      1,155
   Wilmington Trust
      6.625%, 05/01/08 ......................................................         755        800
                                                                                            --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $20,588) ............................................................                 20,592
                                                                                            --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)
   Federal Farm Credit Bank
      4.850%, 08/23/12 ......................................................         500        497
   Federal Home Loan Mortgage Corporation
      4.750%, 10/11/12 ......................................................         500        498
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07 ......................................................          68         70
   Guaranteed Export Trust , Cl A, Ser 94-B
      7.460%, 12/15/05 ......................................................          22         22
   Housing and Urban Development, Ser 99-A
      5.750%, 08/01/06 ......................................................         265        269
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09 ......................................................         483        500
   Private Export Funding, Ser G
      6.670%, 09/15/09 ......................................................         225        244
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06 ......................................................          27         27
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17 ......................................................         197        206
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18.......................................................         174        181
                                                                                            --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $2,476)...............................................................                 2,514
                                                                                            --------



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                  Face
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (1.0%)
   U.S. Treasury Bill (B)
      3.323%, 11/25/05 ......................................................   $     121   $    120
      3.031%, 01/05/06 ......................................................       2,801      2,759
                                                                                            --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,879)..............................................................                  2,879
                                                                                            --------

U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS (1.6%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
      4.000%, 12/15/19 ......................................................       1,000        941
   Federal National Mortgage Association
      5.500%, 01/01/09 ......................................................          48         48
   Federal National Mortgage Association
      4.480%, 07/01/13 ......................................................       1,216      1,203
   Federal National Mortgage Association, Ser 120, Cl JB
      4.000%, 03/25/19 ......................................................         550        534
   Federal National Mortgage Association, Ser 14, Cl AT
      4.000%, 03/25/33 ......................................................         162        160
   Federal National Mortgage Association, Ser 15, Cl CB
      5.000%, 03/25/18 ......................................................         180        180
   Government National Mortgage Association, Ser 11, Cl QA
      3.600%, 01/20/29 ......................................................         120        118
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 ......................................................         137        140
   Government National Mortgage Association, Ser 85, Cl TW
      5.500%, 07/20/20 ......................................................         200        197
   Government National Mortgage Association, Ser 98, Cl TD
      4.500%, 04/20/30 ......................................................       1,000        980
                                                                                            --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS
  (Cost $4,525)...............................................................                 4,501
                                                                                            --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.3%)
   Chase Mortgage Finance Corp, Ser 2005-S1, Cl 1A18
      5.500%, 05/25/35 ......................................................       1,124      1,137
   Citicorp Mortgage Securities, Ser 3, Cl A12
      5.250%, 05/25/34 ......................................................         806        798
   Countrywide Home Loans, Ser 32, Cl 2A2
      5.000%, 01/25/18 ......................................................         322        322
   Countrywide Home Loans, Ser J9, Cl 2A6
      5.500%, 01/25/35 ......................................................         467        460
   Credit Suisse First Boston Mortgage Securities Corporation,
     Ser CK1, Cl A3
      6.380%, 12/16/35 ......................................................         500        536
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 ......................................................         134        131



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                  Face
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
RESIDENTIAL MORTGAGE OBLIGATIONS (CONTINUED)
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
      4.500%, 08/25/18 ......................................................   $     500   $    482
                                                                                            --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $3,896)..............................................................                  3,866
                                                                                            --------
COMMERCIAL MORTGAGE OBLIGATIONS (1.0%)
   Asset Securitization, Ser MD7, Cl A2 (C)
      7.694%, 01/13/30 ......................................................       1,000      1,050
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
      6.080%, 02/15/35 ......................................................         369        378
   Credit Suisse First Boston Mortgage Securities Corporation,
     Ser 1, Cl 3A1
      5.250%, 02/25/35 ......................................................       1,000        999
   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
      6.320%, 02/15/33 ......................................................         331        339
                                                                                            --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $2,797)..............................................................                  2,766
                                                                                            --------
EQUIPMENT TRUST OBLIGATIONS (1.4%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
      7.570%, 01/02/21 ......................................................         581        677
   Continental Airlines, Ser 1, Cl G2
      6.563%, 02/15/12 ......................................................         900        937
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08 ......................................................         100        101
   CSX Transportation, Ser 93-A
      6.400%, 03/15/06 ......................................................         500        506
   CSX Transportation, Ser 95-A
      7.730%, 03/15/09 ......................................................         500        549
   Union Pacific
      4.698%, 01/02/24 ......................................................         149        145
   Union Pacific Railroad, Ser 00-1
      8.000%, 01/10/21 ......................................................         953      1,134
                                                                                            --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $4,047)..............................................................                  4,049
                                                                                            --------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
      6.050%, 01/15/10 ......................................................         480        500



SCHEDULE OF INVESTMENTS                                                              FMC SELECT FUND
July 31, 2005                                                                            (Unaudited)


                                                                                  Face
                                                                                  Amount     Value
                                                                                  (000)      (000)
----------------------------------------------------------------------------------------------------
OTHER ASSET-BACKED OBLIGATIONS (CONTINUED)
   Union Financial Services Taxable Student Loan, Ser A, Cl A9
      5.730%, 12/01/05.......................................................   $      71   $     71
                                                                                            --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $543)................................................................                    571
                                                                                            --------
DEPOSIT NOTES (0.1%)
   Hudson United Bank
      3.500%, 05/13/08.......................................................         270        263
                                                                                            --------
TOTAL DEPOSIT NOTES
  (Cost $270)................................................................                    263
                                                                                            --------
TOTAL INVESTMENTS (100.2%)+
  (Cost $226,112)............................................................               $288,058
                                                                                            ========

PERCENTAGES ARE BASED ON NET ASSETS OF $287,544,596.

* NON-INCOME PRODUCING SECURITY.

++ DOMICILED IN THE UNITED KINGDOM
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF JULY 31, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
MTN -- MEDIUM TERM NOTE
SER -- SERIES
+ AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $226,112,142, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $69,509,424 AND $(7,563,661), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 FMC-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.